Financial Instruments and Fair Value Disclosures, Investment in Debt Securities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Investment in Debt Securities [Abstract]
Held to maturity debt securities	$ 2,771,970
Trading debt securities	558,752
Impairment losses	69,829	$ 0
Carrying Amount [Member] | Level 1 [Member]
Investment in Debt Securities [Abstract]
Held to maturity debt securities	2,753,103
Trading debt securities	558,752
Total	3,311,855
Fair Value [Member] | Level 1 [Member]
Investment in Debt Securities [Abstract]
Held to maturity debt securities	2,771,970
Trading debt securities	558,752
Total	$ 3,330,722